Goodwill (Details) - Schedule of Goodwill - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill [Abstract]
Goodwill cost, Beginning	$ 1,599,718	$ 371,075	$ 348,441
Goodwill additions		1,251,277	22,634
Goodwill disposals		(22,634)
Goodwill cost, Ending	$ 1,599,718	$ 1,599,718	$ 371,075